JPMORGAN TRUST I

J.P. Morgan Money Market Funds
JPMorgan Prime Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
(All Share Classes)

JPMORGAN TRUST II

J.P. Morgan Money Market Funds
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund
(All Share Classes)

Supplement dated September 23, 2010
to the Prospectuses dated July 1, 2010

The paragraph below, from the “More About the Funds” section is hereby removed in its entirety:

The Funds’ Board of Trustees intends to designate at least four nationally recognized statistical rating organizations (Designated NRSROs) on or before December 31, 2010 whose short-term credit ratings a Fund would look to in determining whether a security is an eligible security for investment under Rule 2a-7. The Adviser may, but is not required to, consider (or monitor) the ratings of other nationally recognized statistical rating organizations in making such determinations. Following their designation, the Designated NRSROs will be listed in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MM-NRSRO-910

JPMORGAN TRUST I

J.P. Morgan Money Market Funds
JPMorgan Prime Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

JPMORGAN TRUST II

J.P. Morgan Money Market Funds
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

Supplement dated September 23, 2010
to the Statement of Additional Information dated July 1, 2010

The paragraph below, from the “ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES” section is hereby deleted:

The Board of Trustees intends to designate at least four nationally recognized statistical rating organizations (“Designated NRSROs”) on or before December 31, 2010 whose short-term credit ratings the Funds would look to in determining whether a security is an eligible security for investment under Rule 2a-7 of the 1940 Act. The Adviser may, but is not required to, consider (or monitor) the ratings of other nationally recognized statistical rating organizations in making such determinations. Following their designation, the Designated NRSROs will be listed herein.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-MM-NRSRO-910